Shareholder Report, Average Annual Return (Details)	8 Months Ended
Jul. 31, 2026
C000264247 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%